Shareholders' Equity - Restricted stock unit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	111,359
Number of other equity instruments outstanding in share-based payment arrangement at end of year	107,257	111,359
Restricted Share Units
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	111,359	102,104
Granted	36,813	50,438
Settled	(33,274)	(18,340)
Forfeited	(7,641)	(22,843)
Number of other equity instruments outstanding in share-based payment arrangement at end of year	107,257	111,359
Fair value of RSUs granted | $	$ 5.9	$ 5.8
Stock-based compensation expenses | $	5.3	4.8
Capitalised to royalty, stream and working interest | $	0.1	0.3
Total unrecognized non-cash stock-based compensation expense | $	$ 6.0	$ 5.3
Expected to be recognized over weighted average period	1 year 3 months 18 days	1 year 8 months 12 days
Performance based RSU
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	76,020	71,051
Granted	21,731	29,694
Settled	(16,368)	(2,639)
Forfeited	(7,641)	(22,086)
Number of other equity instruments outstanding in share-based payment arrangement at end of year	73,742	76,020
Time-based RSU
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	35,339	31,053
Granted	15,082	20,744
Settled	(16,906)	(15,701)
Forfeited		(757)
Number of other equity instruments outstanding in share-based payment arrangement at end of year	33,515	35,339